Taxation (Tables)	12 Months Ended
Dec. 31, 2014
Taxation
Components of income taxes

	For the years ended December 31,
	2012		2013		2014
	Overseas Entities	PRC Entities	Overseas Entities	PRC Entities	Overseas Entities	PRC Entities
	RMB	RMB	RMB	RMB	RMB	RMB
(Loss) / income from continuing operation before income tax expenses	(2,145,798)	695,723,664	(66,339,474)	558,299,323	(80,189,016)	657,408,587

Current income tax expense / (credit)	21,940,668	95,772,411	2,752,148	43,179,801	(5,609,205)	39,645,558
Deferred income tax (credit) / expense	(4,623,738)	(26,504,171)	(441,662)	(10,281,072)	60,301,957	(6,664,729)
Foreign withholding tax expense	5,520,677	4,367,956	4,749,961	3,497,742	10,842,776	1,682,356
PRC withholding tax on undistributed earnings	19,645,562	—	26,540,876	—	21,295,237	—

Income tax expense from continuing operation	42,483,169	73,636,196	33,601,323	36,396,471	86,830,765	34,663,185

Reconciliation of the difference between PRC statutory income tax rate and the group's effective income tax rate

	For the years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Statutory income tax rate	25%	25%	25%
Effect of tax incentive and holiday	(15.9)%	(17.2)%	(19.8)%
Effect of tax-exempt entities	0.3%	0.1%	(3.2)%
Change in valuation allowance	6.5%	1.5%	23.5%
Effect of the overseas withholding taxes	1.5%	1.7%	2.2%
Effect of the PRC withholding tax on undistributed earnings	3.0%	5.4%	3.7%
Effect of permanent difference	(1.0)%	1.8%	(6.0)%
Others	(1.9)%	(4.1)%	(4.4)%

Effective income tax rate from continuing operation	17.5%	14.2%	21.0%

The effects of the tax incentive and holidays granted to the subsidiaries and VIEs of the Company
	For the years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Effect of tax incentive and holiday	105,263,201	84,647,199	114,169,921
Basic net earnings per ordinary share effect	0.44	0.35	0.46

Deferred tax assets and deferred tax liabilities

	December 31, 2013	December 31, 2014
	RMB	RMB
Deferred tax assets:
Net operating loss carryforwards	92,659,595	160,956,398
Current reserves and accruals	43,205,785	57,885,594
Depreciation and amortization	10,898,028	14,055,466
R&D Credit	30,024,984	39,799,093
Others	22,863,742	12,076,003

Total deferred tax assets	199,652,134	284,772,554
Less: Valuation allowance	(75,093,072)	(220,620,764)

Total deferred tax assets net off valuation allowance	124,559,062	64,151,790
Deferred tax liabilities:
PRC withholding tax on undistributed earnings	86,911,299	108,206,536
Intangible assets arisen from business combination	38,695,869	26,987,012
Others	8,316,011	15,155,280

Total deferred tax liabilities	133,923,179	150,348,828

Net deferred tax liabilities	(9,364,117)	(86,197,038)

Movement of valuation allowance

	For the years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Balance at beginning of the year	51,217,697	86,793,131	75,093,072
Current year addition	45,108,417	16,773,539	162,033,210
Current year reversal	(9,532,983)	(7,836,531)	(16,505,518)
Disposal of PW Literature	—	(20,637,067)	—

Balance at end of the year	86,793,131	75,093,072	220,620,764

Summary of the activity related to the Group's uncertain tax benefits

	For the years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Balance at January 1	10,517,130	12,161,522	14,610,829
Tax positions related to current year:
Additions	798,075	2,342,288	2,687,716
Tax positions related to prior year:
Additions	878,919	967,577	259,253
Reductions	—	—	—
Settlements	—	—	—
Foreign currency translation adjustment	(32,602)	(860,558)	645,457

Balance at December 31	12,161,522	14,610,829	18,203,255